Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	2.00%	2.00%
Rate of return on plan assets	2.00%	2.00%
Rate of compensation increase	1.50%	1.50%